Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Non-current portion of tax payable	$ 1,498	$ 2,300
Current portion of tax payable	$ 958	$ 936